AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 9, 2002
------------------------------------------------------------------------------

                                                     FILE NOS.    333-31288
                                                                  811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 8 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 33 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                   ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                            ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                        3100 SANDERS ROAD
SUITE 500                                  SUITE J5B
WASHINGTON, D.C. 20007                     NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on September 6, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 7 to this Registration Statement filed on June 10, 2002. The new effective date is September 6, 2002. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 9th day of August, 2002.


                         ALLSTATE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                                  BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By:     /s/  Michael J. Velotta
                                ----------------------------
                             Michael J. Velotta
                                Senior Vice President, Secretary and
                                General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 9th day of August, 2002.

*/THOMAS J. WILSON, II              Chairman of the Board,
----------------------              President and Director
  Thomas J. Wilson, II              (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Senior Vice President, Secretary,
---------------------                  General Counsel and Director
    Michael J. Velotta


*/KEVIN R. SLAWIN                   Senior Vice President and Director
------------------
  Kevin R. Slawin


*/CASEY J. SYLLA                    Chief Investment Officer and Director
----------------
  Casey J. Sylla

*/SAMUEL H. PILCH                   Group Vice President and Controller
------------------                    (Principal Accounting Officer)
  Samuel H. Pilch

*/MARLA G. FRIEDMAN                 Senior Vice President and Director
-------------------
  Marla G. Friedman

*/JOHN C. LOUNDS                    Senior Vice President and Director
-----------------
  John C. Lounds

*/RICHARD I. COHEN                  Director
-----------------
Richard I. Cohen

*/MARGARET G. DYER                  Senior Vice President and Director
-----------------
Margaret G. Dyer

*/EDWARD M. LIDDY                   Director
----------------
Edward M. Liddy

*/J. KEVIN MCCARTHY                 Senior Vice President and Director
-----------------
J. Kevin McCarthy

*/DAVID A. BIRD                     Director
-----------------
David A. Bird

*/ROBERT W. PIKE                    Director
----------------
Robert W. Pike

*/STEVEN E. SHEBIK                  Senior Vice President and Director
----------------                    (Principal Financial Officer)
Steven E. Shebik

*/MICHAEL J. ROCHE                  Senior Vice President and Director
----------------
Michael J. Roche




*/ By Michael J. Velotta,  pursuant to Powers of Attorney  previously filed.